CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Dec. 31, 2023	May 09, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 3,696	$ 5,947			$ 5,938
Prepaid expenses	1,667	4,167			6,783
Income taxes receivable		62,192
Total current assets	5,363	72,306			12,721
Marketable securities held in Trust Account	80,714,142	78,702,824			94,209,804
Total assets	80,719,505	78,775,130			94,222,525
Current liabilities:
Accrued offering costs	55,201	55,201			225,201
Accrued expenses	3,561,897	3,115,876			1,425,780
Due to Sponsor - related party	$ 98,460	$ 68,460			9,960
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party
Deferred credit - term extension fee funded by acquisition target company	$ 3,468,578	$ 2,491,431	$ 920,000
Income taxes payable	162,491				240,507
Total current liabilities	8,911,084	6,915,425			2,058,448
Deferred underwriting fees payable	3,680,000	3,680,000			3,680,000
Forward Purchase Agreement liability	27,950,000	18,370,000			2,770,000
Total liabilities	40,541,084	28,965,425			8,508,448
Commitments and Contingencies (Note 8)
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(40,291,815)	(28,923,896)			(8,054,804)
Total stockholders' deficit	(40,291,571)	(28,923,652)		$ (9,371,284)	(8,054,560)	$ 5,111
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	80,719,505	78,775,130			94,222,525
Related party
Current liabilities:
Due to related parties, current	1,119,457	739,457			157,000
Non-related party
Current liabilities:
Due to related parties, current	445,000	445,000
Convertible note
Current liabilities:
Due to related parties, current	445,000	445,000
Class A common stock subject to possible redemption
Current liabilities:
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 7,238,125 and 9,200,000 shares subject to possible redemption issued and outstanding as of December 31, 2023 and 2022, respectively	80,469,992	78,733,357			93,768,637
Class A common stock not subject to possible redemption
Stockholders' Equity (Deficit):
Common stock	14	14			14
Class B common stock
Stockholders' Equity (Deficit):
Common stock	$ 230	$ 230			$ 230